RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Schedule of right-of use assets

As at December 30, 2022 and 2021, the Company’s right-of use assets were as follows:

Total
$
Cost
Balance at December 31, 2020	85,532
Additions	141,633
Balance at December 31, 2021	227,165
Additions	159,066
Derecognition	(6,565)
Balance at December 31, 2022	379,666
Accumulated Depreciation
Balance at December 31, 2020	31,497
Depreciation	98,410
Balance at December 31, 2021	129,907
Depreciation	103,290
Derecognition	(4,690)
Balance at December 31, 2022	228,507
Carrying Amount
At December 31, 2021	97,258
At December 31, 2022	151,159

Schedule of lease liabilities

Lease liability	December 31, 2022	December 31, 2021
Current portion	$81,388	$54,250
Non-current portion	68,839	46,600
Total lease liabilities	$150,227	$100,850

Schedule of reconciliation of debt arising from lease liabilities

	December 31, 2022	December 31, 2021
Lease liabilities beginning of year	$100,850	$53,201
Additions to lease liabilities	159,066	141,633
Derecognition of lease liabilities	(3,902)	—
Principal payments on lease liabilities	(105,787)	(93,984)
	$150,227	$100,850

Schedule of committed to minimum lease payments

Maturity analysis	December 31, 2022	December 31, 2021
Less than one year	$100,299	$62,517
One to five years	48,066	22,130
More than five years	210,590	106,188
Total undiscounted lease liabilities	$358,955	$190,835

Schedule of lease cost

Maturity analysis	December 31, 2022	December 31, 2021
Less than one year	$100,299	$62,517
One to five years	48,066	22,130
More than five years	210,590	106,188
Total undiscounted lease liabilities	$358,955	$190,835

Amounts recognized in profit or loss	December 31, 2022	December 31, 2021
Interest on lease liabilities	$15,988	$6,516
Expenses related to short-term leases	$—	$—

Amounts recognized in the statement of cash flows	December 31, 2022	December 31, 2021
Principal payments on lease liabilities	$105,787	$93,984
Total cash outflows for leases	$121,775	$100,500